Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets And Liabilities [Abstract]
Net Operating Loss Carryforwards	$ 3,684,694	$ 1,731,713
Accrued Expenses	112,936	11,197
Stock Based Compensation	98,625
Charitable Contribution Carryforward	621	412
ROU Asset	(400,605)	(204,479)
Lease Liability	410,405	204,982
R&D Sec 174	1,830
Total deferred tax assets	3,908,505	1,743,825
Amortization/Depreciation	89,165	134,382
Total deferred tax liabilities	89,165	134,382
Valuation allowance	(3,819,340)	(1,609,443)
Net deferred Tax Assets (Liabilities)	$ 0